Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions

NOTE 5 – Related Party Transactions

Since 2019, the Company has paid for some administrative expenses on behalf of Fvndit. The balance of those payments was $25,142 on December 31, 2021, and $25,142 on March 31, 2022, and are recorded as Due from Fvndit, Inc. on the accompanying condensed consolidated balance sheets.

The Company pays the health insurance premiums for the CEO and his family. The total of those health insurance premium payments was $15,364 in 2021 and $3,413 for the three months ended March 31, 2022.  Such costs are reflected as a component of general and administrative expenses on the accompanying condensed consolidated statements of operations.  No other payments were made to the CEO in 2021 or for the three months ended March 31, 2022.

The Company pays a member of the CEO’s family for technical services. The total of those payments was $53,500 in 2021, and $15,282 during the three months ended March 31, 2022. Such costs are reflected as a component of general and administrative expenses on the accompanying condensed consolidated statements of operations.

On August 6, 2021, the Company borrowed $125,000 from the CEO. The loan will mature and become payable 12 months from the date of signing. Interest at the rate of 1% will be accrued on the outstanding balance.

NOTE 9 – Related Party Transactions

Since 2019, The Company has paid for some administrative expenses on behalf of Fvndit. The balance of those payments was $25,142 for the year ended December 31, 2021, and $24,498 for the year ended December 31, 2020, and are recorded as Due from Fvndit, Inc. on the accompanying consolidated balance sheets. From October 2018 through March 2021, Tan Tran served as an Officer and Director of Fvndit.

VoiceStep pays a member of the CEO’s family for technical services. The total of those payments was $53,500 in 2021, and $40,000 in 2020.

The Company pays the CEO for professional services and health insurance premiums for his family. The total of those professional payments were $0 in 2021, and $40,000 in 2020. The total of health insurance premium payments were $15,364 in 2021 and $17,344 for 2020. Such costs are reflected as a component of general and administrative expenses on the accompanying condensed consolidated statements of operations.

On August 6, 2021, the Company borrowed $125,000 from the CEO. The loan will mature and become payable 12 months from the date of signing. Interest at the rate of 1% will be accrued on the outstanding balance.